Basis of preparation of consolidated financial statements and material accounting policy information (Tables)	12 Months Ended
Dec. 31, 2024
Basis Of Preparation Of Consolidated Financial Statements And Material Accounting Policy Information
Schedule of plant and equipment useful lives

Depreciation is calculated using the straight-line method to allocate depreciable amounts over their estimated useful lives. The estimated useful lives are as follows:

Useful lives
Computers	1 – 3 years
Furniture and fittings	1 – 5 years
Office equipments	3 years
Renovation	3 years

Schedule of intangible assets useful lives	The Group’s intangible assets have finite useful lives. All intangible assets are amortized on a straight-line basis over the following period:-
Software	5 years